Other Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Expenses [Abstract]
Schedule of Other Expenses
	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Advertising and promotion expenses	49,828,134	13,653,838	58,303
Consulting fees	17,480,308	12,058,142	3,780,760
Entertainment and travelling expenses	15,252,790	14,811,438	5,320,381
Office and commute expenses	10,792,783	10,117,559	1,909,400
Post-loan management expenses	10,481,523	99,368,411	28,081,272
Directors and officers liability insurance	3,613,489	919,443	4,132,204
Communication expenses	2,826,369	2,784,808	2,054,855
Research and development expenses	1,791,754	1,010,223	3,790,202
Depreciation and amortization	1,753,032	11,540,878	15,978,766
Litigation and attorney fees	1,714,117	18,877,828	607,877
Others	5,986,473	2,180,166	1,408,162

Total	121,520,772	187,322,734	67,122,182